Inventories - Summary of Analysis of Inventory Reserve Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Write-downs (reversals of write-downs) of inventories [abstract]
Inventories recognized as an expense in cost of sales	¥ 15,501,807	$ 2,395,470	¥ 13,167,181	¥ 11,471,988
Inventories written down	82,386	12,731	31,810	25,194
Reversal of write-down of inventories	¥ (54,408)	$ (8,408)	¥ (14,788)	¥ (33,662)